Prepaid Expenses and Other Current Assets, Net (Details) - Schedule of other current assets - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Schedule of other current assets [Abstract]
Balance at beginning of year	¥ 4,006	¥ 8,131	¥ 8,232
(Reversal) additions for the year	(886)	2,173	(101)
Written off for the year	(2,446)	(6,298)
Balance at the end of year	¥ 674	¥ 4,006	¥ 8,131